UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2000

Check here if Amendment [ X ];       Amendment Number: 1
         This Amendment (Check only one.):  [ X ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Viewpoint Investment Partners
Address:          11995 El Camino Real, Suite 305
                  San Diego, CA  92130


Form 13F File Number:  28-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard S. Coons
Title:            President
Phone:            858/704-1310

Signature, Place, and Date of Signing:

                  /s/ Richard S. Coons         San Diego, CA          02/16/01
                  --------------------         -------------          --------
                  [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[   ]   13F  COMBINATION  REPORT.  (Check here if a portion of the  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
     --                                                 --------

Form 13F Information Table Entry Total:                       56
     --                                                 --------

Form 13F Information Table Value Total:                 $ 94,968
     --                                                 --------
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                   VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                              12/31/00

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Abgenix Inc.                 COM         00339B107         1,264        21,400  Sh        SOLE      N/A          21,400
Alkermes Inc                 COM         01642T108         4,126       131,500  Sh        SOLE      N/A         131,500
Altera Corp                  COM         021441100           526        20,000  Sh        SOLE      N/A          20,000
Amgen Inc.                   COM         031162100         1,279        20,000  Sh        SOLE      N/A          20,000
Baker Hughes                 COM         057224107           831        20,000  Sh        SOLE      N/A          20,000
Biogen                       COM         090597105         3,003        50,000  Sh        SOLE      N/A          50,000
Biomet                       COM         090613100           794        20,000  Sh        SOLE      N/A          20,000
Caremark RX Inc.             COM         141705103         9,020       665,100  Sh        SOLE      N/A         665,100
Check Point Software         COM         M22465104           321         2,400  Sh        SOLE      N/A           2,400
Chiron Corp                  COM         170040109           890        20,000  Sh        SOLE      N/A          20,000
Cisco Systems                COM         17275R102         1,048        27,400  Sh        SOLE      N/A          27,400
Coolsavings                  COM         216485102           127       127,000  Sh        SOLE      N/A         127,000
E.piphany                    COM         26881V100         1,079        20,000  Sh        SOLE      N/A          20,000
EOG Resources Inc.           COM         26875P101         2,731        50,000  Sh        SOLE      N/A          50,000
Electronic Arts Inc.         COM         285512109         2,344        55,000  Sh        SOLE      N/A          55,000
Exodus Communications        COM         302088109         1,800        90,000  Sh        SOLE      N/A          90,000
General Dynamics Corp        COM         369550108         1,381        17,700  Sh        SOLE      N/A          17,700
Genzyme Corp                 COM         372917104           899        10,000  Sh        SOLE      N/A          10,000
Grant Prideco                COM         38821G101         2,446       111,500  Sh        SOLE      N/A         111,500
Grey Wolf                    COM         397888108         3,876       659,700  Sh        SOLE      N/A         659,700
Halliburton Co               COM         406216101           725        20,000  Sh        SOLE      N/A          20,000
Healthcare Management Assoc  COM         421933102           623        30,000  Sh        SOLE      N/A          30,000
Hnc Software Inc             COM         40425P107         3,117       105,000  Sh        SOLE      N/A         105,000
Home Depot                   COM         437076102         1,142        25,000  Sh        SOLE      N/A          25,000
IGEN International           COM         449536101           293        23,800  Sh        SOLE      N/A          23,800
Immunex Corp                 COM         452528102         1,219        30,000  Sh        SOLE      N/A          30,000
Intel                        COM         458140100         1,064        35,400  Sh        SOLE      N/A          35,400
Internet.com Corp            COM         460967102           179        30,200  Sh        SOLE      N/A          30,200
JDS Uniphase Corp.com        COM         46612J101         1,488        35,700  Sh        SOLE      N/A          35,700
Juniper.com                  COM         48203R104           630         5,000  Sh        SOLE      N/A           5,000
Lowes Companies              COM         548661107         1,113        25,000  Sh        SOLE      N/A          25,000
National Oilwell             COM         637071101         1,934        50,000  Sh        SOLE      N/A          50,000
Nokia Corp                   COM         654902204         1,088        25,000  Sh        SOLE      N/A          25,000
Ocean Energy Inc.            COM         67481E106         2,433       140,000  Sh        SOLE      N/A         140,000
Oracle                       COM         68389X105           581        20,000  Sh        SOLE      N/A          20,000
Parametric Technology Corp   COM         699173100         1,008        75,000  Sh        SOLE      N/A          75,000
Portal Software              COM         736126103         7,050       898,800  Sh        SOLE      N/A         898,800
Qualcomm Inc.                COM         747525103         1,644        20,000  Sh        SOLE      N/A          20,000
Redback Network              COM         757209101           410        10,000  Sh        SOLE      N/A          10,000
Retek Inc.                   COM         76128Q109         2,006        82,287  Sh        SOLE      N/A          82,287
Saks Inc                     COM         79377W108           192        19,200  Sh        SOLE      N/A          19,200
Salem Communications         COM         794093104         3,736       250,100  Sh        SOLE      N/A         250,100
Schlumberger                 COM         806857108         1,599        20,000  Sh        SOLE      N/A          20,000
Silicon Image, Inc.          COM         82705T102         1,234       226,900  Sh        SOLE      N/A         226,900
Six Flags Inc                COM         83001P109         2,748       159,900  Sh        SOLE      N/A         159,900
Starbucks Corp               COM         855244109         1,779        40,200  Sh        SOLE      N/A          40,200
Sun Microsystems             COM         866810104           697        25,000  Sh        SOLE      N/A          25,000
Tenet Healthcare             COM         88033G100         1,333        30,000  Sh        SOLE      N/A          30,000
Texas Instruments            COM         882508104         1,895        40,000  Sh        SOLE      N/A          40,000
Thermo Electron              COM         883556102         1,488        50,000  Sh        SOLE      N/A          50,000
Verisign Inc                 COM         92343E102         3,709        50,000  Sh        SOLE      N/A          50,000
Vignette Corp.               COM         926734104           900        50,000  Sh        SOLE      N/A          50,000
Vitesse Semiconductor        COM         928497106         1,106        20,000  Sh        SOLE      N/A          20,000
Weatherford Intl Inc         COM         947074100           945        20,000  Sh        SOLE      N/A          20,000
Western Gas Resources        COM         958259103           691        20,500  Sh        SOLE      N/A          20,500
Xilinx Inc                   COM         983919101         1,384        30,000  Sh        SOLE      N/A          30,000

                                                          94,968
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